REDEEMABLE NONCONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Noncontrolling Interest [Abstract]
REDEEMABLE NONCONTROLLING INTEREST

NOTE 8 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”). The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events of obtaining financing for the construction of the Fulton Project. The third party equity interests in the consolidated joint ventures are reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company accreted the redeemable noncontrolling interest for the total redemption price of $862,500 through the estimated forecasted financial close, originally estimated to be the end of the third quarter of 2011. Net loss attributable to the redeemable noncontrolling interest for the three and nine-months ended September 30, 2012, and for the period from Inception to September 30, 2012 was $233, $2,775, and $12,744, respectively. Net loss attributable to the redeemable noncontrolling interest for the three and nine months ended September 30, 2011 was inconsequential to the financial statements taken as a whole and thus not presented on the consolidated statement of operations.

For the three and nine-months ended September 30, 2012 and 2011, and for the period from Inception to September 30, 2012 the Company recognized the accretion of the redeemable noncontrolling interest of $0, $37,500, $0, $112,500, and $112,500, respectively which was charged to additional paid-in capital.

NOTE 8 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”). The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events based upon obtaining financing for the construction of the Fulton Project. The third party equity interests is reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company accreted the redeemable noncontrolling interest for the total redemption price of $862,500 through the forecasted financial close, estimated to be the end of the third quarter of 2011. On October 5, 2011, the Company received a rejection letter for the USDA loan guarantee, which was the financing the Company was basing estimates on. During the years ended December 31, 2011 and 2010 and the period from Inception to December 31, 2011, the Company recognized the accretion of the redeemable noncontrolling interest of $112,500, $0, and $112,500, respectively which was charged to additional paid-in capital.

Net loss attributable to the redeemable noncontrolling interest during the year ended December 31, 2011 was $9,969 which netted against the value of the redeemable non-controlling interest in temporary equity. The allocation of net loss was presented on the statement of operations.